LIQUIDITY RISKS AND OTHER UNCERTAINTIES (Details) - USD ($)	Mar. 07, 2024	Aug. 01, 2023	Apr. 05, 2023	Feb. 24, 2023	Dec. 31, 2023	Dec. 31, 2022
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Accumulated deficit					$ 46,200,000
Cash balance					2,401,198	$ 2,860,628
Investments					$ 8,293,663	$ 9,992,900
Aggregate gross proceeds				$ 7,000,000.0
Subsequent Event
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Aggregate gross proceeds	$ 6,500,000
ADS
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Minimum closing bid price required per ADS		$ 1.00	$ 1.00
Threshold number of consecutive business days for calculating closing bid price per ads		10 days	30 days